Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Fair Value of Derivative Liabilities

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities:

	Six months ended July 31,
	2024	2023
Beginning balance	$2,547,458	$172,393
Total gain	(2,493,598)	(74,439)
Settlements	(17,739)	(88,207)
Additions recognized as debt discount	67,352	71,497
Changes due to tainted (untainted) warrants	3,331,913	(81,244)
Ending balance	$3,435,386	$-

Change in fair value of derivative liabilities included in earnings relating to derivatives	$(2,493,598)	$(74,439)

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Year Ended January 31,
	2024	2023
Beginning balance	$172,393	$–
Total (gains) losses	2,386,907	(609,622)
Settlements	(156,309)	(144,764)
Additions recognized as debt discount	146,368	192,485
Additions due to tainted warrants	(1,901)	734,294
Ending balance	$2,547,458	$172,393

Change in unrealized (gains) losses included in earnings relating to derivatives	$2,386,907	$(609,622)